INCOME TAXES - Significant components of the Group's deferred tax assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforwards	$ 21,363,776	$ 22,460,370
Share-based compensation	6,140,895	4,104,367
Lease liabilities	2,369,987	2,019,091
Withholding tax credit carryforwards	139,758	1,013,796
Advertising expense carryforwards	828,788	807,824
Accrued expenses	894,354	504,250
Financial instruments held, at fair value	572,453	546,762
Allowance for doubtful accounts	1,699,590	860,624
Long-term investments	234,009	228,010
Total deferred tax assets	34,243,610	32,545,094
Less: valuation allowance	21,316,154	21,923,356	$ 18,262,801	$ 11,307,489
Deferred tax assets, net of valuation allowance	12,927,456	10,621,738
Deferred tax liabilities
Intangible assets	1,535,965	1,788,555
Right-of-use assets	2,229,588	1,945,981
Financial instruments held, at fair value	451,332	382,728
Total deferred tax liabilities	4,216,885	4,117,264
Deferred tax assets, net	10,404,896	8,573,135
Deferred tax liabilities, net	$ 1,694,325	$ 2,068,661